IPO Related Expenses	12 Months Ended
Jun. 30, 2025
IPO Related Expenses [Abstract]
IPO related expenses	Note 10. IPO related expenses
	Consolidated
	30 June 2025	30 June 2024
	$	$
Legal fees	54,781	50,704
Consultant fees	530,166	14,122
Audit fees (IPO Related)	-	101,978
	584,947	166,804